Cover	Sep. 22, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41015
Entity Registrant Name	VSEE HEALTH, INC.
Entity Central Index Key	0001864531
Entity Tax Identification Number	86-2970927
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	980 N Federal Hwy #304
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	561
Local Phone Number	672-7068
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	VSEE
Warrants, which entitles the holder to purchase one (1) share of common stock at a price of $11.50 per whole share
Title of 12(b) Security	Warrants, which entitles the holder to purchase one (1) share of common stock at a price of $11.50 per whole share
Trading Symbol	VSEEW